General Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
POSCO's Shareholders
As of December 31, 2021, POSCO HOLDINGS INC.’S shareholders are as follows:

Shareholder’s name	Number of shares	Ownership (%)
National Pension Service	8,063,521	9.25
BlackRock Fund Advisors(*1)	4,381,134	5.02
Government of Singapore(*1)	3,827,263	4.39
Nippon Steel Corporation	2,894,712	3.32
FMR LLC (*1)	2,274,323	2.61
Others	65,745,882	75.41

	87,186,835	100.00

(*1)	Includes shares held by subsidiaries and others.
As of December 31, 2021, the shares of POSCO HOLDINGS INC. are listed on the Korea Exchange, while its ADRs are listed on the New York Stock Exchange.

Details of Consolidated Subsidiaries
(b)	Consolidated subsidiaries
Details of consolidated subsidiaries as of December 31, 2020 and 2021 are as follows:

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Domestic]
POSCO ENGINEERING & CONSTRUCTION., CO., LTD.	Engineering and construction	52.80	—	52.80	52.80	—	52.80	Pohang
POSCO COATED & COLOR STEEL Co., Ltd.	Coated steel manufacturing	56.87	—	56.87	56.87	—	56.87	Pohang
POSCO ICT	Computer hardware and software distribution	65.38	—	65.38	65.38	—	65.38	Pohang
POSCO Research Institute	Economic research and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO O&M CO.,Ltd.	Business facility maintenance	47.17	52.83	100.00	47.17	52.83	100.00	Seoul
POSCO A&C	Architecture and consulting	45.66	54.34	100.00	45.66	54.34	100.00	Seoul
POSCO Venture Capital Co., Ltd.	Investment in venture companies	95.00	—	95.00	95.00	—	95.00	Pohang
eNtoB Corporation	Electronic commerce	7.50	59.94	67.44	7.50	59.94	67.44	Seoul
POSCO CHEMICAL CO., LTD.	Refractories manufacturing and sales	61.26	—	61.26	59.72	—	59.72	Pohang
POSCO-Terminal Co., Ltd.	Transporting and warehousing	51.00	—	51.00	100.00	—	100.00	Gwangyang
POSCO M-TECH	Packing materials manufacturing and sales	48.85	—	48.85	48.85	—	48.85	Pohang
POSCO ENERGY CO., LTD.	Generation of electricity	100.00	—	100.00	100.00	—	100.00	Seoul
PNR	Steel by product manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Pohang
Future Creation Fund Postech Early Stage account	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
POSCO WOMAN’S FUND	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
SPH Co, LTD.	House manufacturing and management	—	100.00	100.00	—	100.00	100.00	Incheon
POSCO Group University	Education service and real estate business	100.00	—	100.00	100.00	—	100.00	Incheon
Growth Ladder POSCO K-Growth Global Fund	Investment in venture companies	—	50.00	50.00	—	50.00	50.00	Pohang
2015 POSCO New technology II Fund	Investment in venture companies	—	25.00	25.00	—	25.00	25.00	Pohang
POSCO Research & Technology	Intellectual Property Services and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
TANCHEON E&E	Refuse derived fuel and power generation	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Humans	Construction	75.49	24.51	100.00	75.49	24.51	100.00	Pohang
Mapo Hibroad Parking Co., Ltd.	Construction	—	71.00	71.00	—	71.00	71.00	Seoul

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Domestic]
Busan E&E Co., Ltd.	Refuse derived fuel and power generation	70.00	—	70.00	70.00	—	70.00	Busan
POSCO INTERNATIONAL Corporation	Trading, energy & resource development and others	62.91	0.03	62.94	62.91	0.03	62.94	Incheon
Pohang Scrap Recycling Distribution Center Co., Ltd.	Steel processing and sales	—	51.00	51.00	—	51.00	51.00	Pohang
Songdo Development PMC (Project Management Company) LLC.	Housing business agency	—	100.00	100.00	—	100.00	100.00	Incheon
Korea Fuel Cell	Fuel cell	—	100.00	100.00	—	100.00	100.00	Pohang
POSCO GEM fund no1	Investment in venture companies	98.81	1.19	100.00	98.81	1.19	100.00	Pohang
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)	STC, TMC, Plate manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Cheonan
P&O Chemical Co., Ltd.	Chemical production	—	51.00	51.00	—	51.00	51.00	Gwangyang
Posco New Growth	Investment in venture companies	88.89	11.11	100.00	99.66	0.34	100.00	Seoul
IMP Fund I	Investment in venture companies	98.04	—	98.04	98.04	—	98.04	Pohang
POSCO Lithium Solution CO., Ltd.	Lithium manufacturing and sales	—	—	—	100.00	—	100.00	Gwangyang
POSCO-HY Clean Metal Co., Ltd.	Non-ferrous metal smelting	—	—	—	65.00	—	65.00	Gwangyang
Consus Pf private Real Estate Fund	REITs	—	—	—	—	66.67	66.67	—
New Energy Hub	Electricity and gas supply	—	—	—	87.44	12.56	100.00	Gwangyang
Posco Busan Newdeal Fund	Investment in venture companies	—	—	—	—	32.00	32.00	Pohang
Shinan Green Energy Co., LTD	Electricity production	—	—	—	—	54.53	54.53	Shinahn
Suncheon Eco Trans Co. Ltd	Train manufacturing and management	100.00	—	100.00	—	—	—	Suncheon
[Foreign]
POSCO America Corporation	Research&Consulting	99.45	0.55	100.00	99.45	0.55	100.00	USA
POSCO AUSTRALIA PTY LTD	Raw material sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Canada Ltd.	Coal sales	100.00	—	100.00	100.00	—	100.00	Canada
POSCAN ELKVIEW COAL LTD.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO Asia Co., Ltd.	Finance	100.00	—	100.00	100.00	—	100.00	China
POSCO-CTPC Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POSCO E&C Vietnam Co., Ltd.	Steel structure manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO (Zhangjiagang) Stainless Steel Co.,Ltd.	Stainless steel manufacturing and sales	58.60	23.88	82.48	58.60	23.88	82.48	China
POSCO (Thailand) Company Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Thailand
POSCO-MKPC SDN BHD	Steel manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Malaysia
Qingdao Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	70.00	30.00	100.00	70.00	30.00	100.00	China
POSCO(Suzhou) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-China Qingdao Processing Center Co.Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	China
POS-ORE PTY LTD	Iron ore development and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-China Holding Corp.	Holding company	100.00	—	100.00	100.00	—	100.00	China
POSCO JAPAN Co., Ltd.	Steel trading	100.00	—	100.00	100.00	—	100.00	Japan
POS-CD PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POS-GC PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-India Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO-India Pune Processing Center. Pvt. Ltd.	Steel manufacturing and sales	65.00	—	65.00	65.00	—	65.00	India
POSCO Japan PC CO.,LTD	Steel manufacturing and sales	—	86.12	86.12	—	86.12	86.12	Japan
POSCO-CFPC Co., Ltd.	Steel manufacturing and sales	39.60	60.40	100.00	39.60	60.40	100.00	China
POSCO E&C CHINA Co., Ltd.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	China
POSCO MPPC S.A. de C.V.	Steel manufacturing and sales	21.02	75.29	96.31	21.02	75.29	96.31	Mexico
Zhangjigang Pohang Port Co., Ltd.	Loading and unloading service	—	100.00	100.00	—	100.00	100.00	China
POSCO-VIETNAM Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Vietnam
POSCO MEXICO S.A. DE C.V.	Automotive steel sheet manufacturing and sales	83.28	14.88	98.16	83.28	14.88	98.16	Mexico
POSCO-Poland Wroclaw Processing Center Sp. z o. o.	Steel manufacturing and sales	60.00	—	60.00	60.00	—	60.00	Poland
POS-NP PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD	Intermediary trade & bonded warehouse operation	—	100.00	100.00	—	100.00	100.00	China
PT. Bio Inti Agrindo	Forest resources development	—	85.00	85.00	—	85.00	85.00	Indonesia

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd.	Steel manufacturing and sales	50.00	10.00	60.00	50.00	10.00	60.00	China
POSCO Thainox Public Company Limited	STS cold-rolled steel manufacturing and sales	74.56	—	74.56	74.56	—	74.56	Thailand
Hunchun Posco Hyundai International Logistics Co.,LTD	Logistics	—	80.00	80.00	—	81.55	81.55	China
POSCO INTERNATIONAL VIETNAM CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD.	Component manufacturing and sales	84.85	15.15	100.00	33.91	66.09	100.00	China
PT.Krakatau Posco Chemical Calcination (formerly, PT.Krakatau Posco Chemtech Calcination)	Quicklime manufacturing and sales	—	80.00	80.00	—	80.00	80.00	Indonesia
POSCO AFRICA (PROPRIETARY) LIMITED	Mine development	100.00	—	100.00	100.00	—	100.00	South Africa
POSCO ICT BRASIL	IT service and engineering	—	100.00	100.00	—	100.00	100.00	Brazil
POSCO Center Beijing	Real estate development, rental and management	—	100.00	100.00	—	100.00	100.00	China
POSCO-Malaysia SDN. BHD.	Steel manufacturing and sales	81.79	13.63	95.42	81.79	13.63	95.42	Malaysia
PT KRAKATAU BLUE WATER	Wastewater treamtment facilities operation and maintenance	—	67.00	67.00	—	67.00	67.00	Indonesia
POSCO INTERNATIONAL MYANMAR CO.,LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Myanmar
POSCO-Italy Processing Center	Stainless steel sheet manufacturing and sales	88.89	11.11	100.00	88.89	11.11	100.00	Italy
Myanmar POSCO C&C Company,Limited.	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO ICT VIETNAM	IT service and electric control engineering	—	100.00	100.00	—	100.00	100.00	Vietnam

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD. (formerly, Daewoo Global Development. Pte., Ltd)	Real estate development	—	75.00	75.00	—	75.00	75.00	Singapore
Myanmar POSCO Engineering & Construction Company, Limited.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Myanmar
POS-Minerals Corporation	Mine development management and sales	—	100.00	100.00	—	100.00	100.00	USA
POSCO(Wuhu) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO Engineering and Construction India Private Limited	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	India
POSCO COATED STEEL (THAILAND) CO., LTD.	Vehicle steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Thailand
POSCO INTERNATIONAL AMARA Co., Ltd.	Real estate development	—	85.00	85.00	—	85.00	85.00	Myanmar
POSMATE-CHINA CO., LTD	Business facility maintenance	—	100.00	100.00	—	100.00	100.00	China
POSCO-Mexico Villagran Wire-rod Processing Center	Steel manufacturing and sales	56.75	10.00	66.75	56.75	10.00	66.75	Mexico
POSCO ChengDu Processing Center	Steel manufacturing and sales	33.00	10.00	43.00	33.00	10.00	43.00	China
POSCO(Suzhou) Steel Processing Center CO., LTD.	Steel manufacturing and sales	30.00	70.00	100.00	30.00	70.00	100.00	China
POSCO E&C SMART S DE RL DE CV	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO Philippine Manila Processing Center, Inc.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Philippines
POSCO E&C HOLDINGS CO.,Ltd.	Holding company	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO INTERNATIONAL POWER (PNGLAE) LTD.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT.Krakatau Posco Social Enterprise	Social enterprise	—	100.00	100.00	—	100.00	100.00	Indonesia
Ventanas Philippines Construction Inc	Construction	—	100.00	100.00	—	100.00	100.00	Philippines
SANPU TRADING Co., Ltd.	Raw material trading	—	70.04	70.04	—	70.04	70.04	China

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
Zhangjiagang BLZ Pohang International Trading	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	China
POSCO RU Limited Liability Company	Trade and business development	100.00	—	100.00	100.00	—	100.00	Russia
GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Rice processing	—	60.00	60.00	—	60.00	60.00	Myanmar
POSCO ICT-China CO.,LTD	IT service and DVR business	—	100.00	100.00	—	100.00	100.00	China
Pos-Sea Pte Ltd	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO Europe Steel Distribution Center	Logistics & Steel sales	50.00	20.00	70.00	50.00	20.00	70.00	Slovenia
POSCO ENGINEERING (THAILAND) CO., LTD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO VST CO., LTD.	Stainless steel sheet manufacturing and sales	95.65	—	95.65	95.65	—	95.65	Vietnam
POSCO INTERNATIONAL UKRAINE, LLC.	Grain sales	—	100.00	100.00	—	100.00	100.00	Ukraine
Zhangjiagang Pohang Refractories Co., Ltd.	Refractory materials sales & furnace maintenance	—	51.00	51.00	—	51.00	51.00	China
POSCO Maharashtra Steel Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	Steel manufacturing and sales	93.34	1.98	95.32	93.34	1.98	95.32	India
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Turkey
POSCO Vietnam Processing Center. Co.,Ltd	Steel manufacturing and sales	83.54	5.29	88.83	94.05	5.95	100.00	Vietnam
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-Indonesia Jakarta Processing Center	Steel manufacturing and sales	70.51	21.69	92.20	70.51	21.69	92.20	Indonesia
PT.MRI	Mine development	65.00	—	65.00	65.00	—	65.00	Indonesia
POSCO TMC INDIA PRIVATE LIMITED	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	Steel manufacturing and sales	—	97.80	97.80	—	97.80	97.80	USA
POSCO(Yantai) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO India Steel Distribution Center Private Ltd.	Steel logistics	—	100.00	100.00	—	100.00	100.00	India
POSCO YAMATO VINA STEEL JOINT STOCK COMPANY (formerly, POSCO SS VINA JOINT STOCK COMPANY)	Steel manufacturing and sales	51.00	—	51.00	51.00	—	51.00	Vietnam
PT.POSCO ICT INDONESIA	IT service and electric control engineering	—	66.99	66.99	—	66.99	66.99	Indonesia
POSCO NCR Coal Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO WA PTY LTD	Iron ore sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO AUSTRALIA GP PTY LIMITED	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
PT. KRAKATAU POSCO ENERGY	Electricity production construction and operation	—	90.00	90.00	—	90.00	90.00	Indonesia
POSCO INTERNATIONAL AMERICA CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL Deutschland GMBH	Trading business	—	100.00	100.00	—	100.00	100.00	Germany
POSCO INTERNATIONAL JAPAN CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	Japan
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO INTERNATIONAL ITALIA S.R.L.	Trading business	—	100.00	100.00	—	100.00	100.00	Italy
POSCO INTERNATIONAL (CHINA) CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL TEXTILE LLC.	Textile manufacturing	—	100.00	100.00	—	100.00	100.00	Uzbekistan
POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD.	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO MAURITIUS LIMITED	Coal development and sales	—	100.00	100.00	—	100.00	100.00	Mauritius
PT. KRAKATAU POSCO	Steel manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Indonesia
POSCO INTERNATIONAL MEXICO, S.A de C.V.	Trading business	—	100.00	100.00	—	100.00	100.00	Mexico

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
POSCO INTERNATIONAL MALAYSIA SDN BHD	Trading business	—	100.00	100.00	—	100.00	100.00	Malaysia
PT.POSCO INDONESIA INTI	Consulting	100.00	—	100.00	100.00	—	100.00	Indonesia
POSCO INTERNATIONAL SHANGHAI CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	China
PGSF, L.P.	Investment in bio tech Industry	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL INDIA PVT. LTD	Trading business	—	100.00	100.00	—	100.00	100.00	India
POSCO(Dalian) IT Center Development Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	China
PT. POSCO E&C INDONESIA	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Indonesia
HUME COAL PTY LTD	Raw material manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
Brazil Sao Paulo Steel Processing Center	Steel manufacturing and sales	—	76.00	76.00	—	76.00	76.00	Brazil
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	Construction	—	100.00	100.00	—	100.00	100.00	Brazil
POSCO ASSAN TST STEEL INDUSTRY	Steel manufacturing and sales	60.00	10.00	70.00	60.00	10.00	70.00	Turkey
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Hongkong
JB CLARK HILLS	Apartment construction	—	70.00	70.00	—	70.00	70.00	Philippines
POS-LT Pty Ltd	Lithium mining investment	—	100.00	100.00	—	100.00	100.00	Australia
ZHEJIANG POSCO-HUAYOU ESM CO., LTD	Anode material manufacturing	60.00	—	60.00	60.00	—	60.00	China
POSCO Argentina S.A.U.	Mineral exploration/manufacturing/sales	100.00	—	100.00	100.00	—	100.00	Argentina
GRAIN TERMINAL HOLDING PTE. LTD.	Trading business	—	75.00	75.00	—	75.00	75.00	Singapore
Mykolaiv Milling Works PJSC.	Grain trading	—	100.00	100.00	—	100.00	100.00	Ukraine
Yuzhnaya Stevedoring Company Limited LLC.	Cargo handling	—	100.00	100.00	—	100.00	100.00	Ukraine
Posco International (Thailand) Co., Ltd.	Trade	—	100.00	100.00	—	100.00	100.00	Thailand
PT POSCO INTERNATIONAL INDONESIA	Trade	—	100.00	100.00	—	100.00	100.00	Indonesia

	Principal operations	Ownership (%)						Region
		December 31, 2020			December 31, 2021
		POSCO HOLDINGS INC.	Subsidiaries	Total	POSCO HOLDINGS INC.	Subsidiaries	Total
[Foreign]
PEC POWERCON SDN. BHD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Malaysia
POSCO CHEMICAL Free Zone Enterprise	Refractory Construction	—	100.00	100.00	—	100.00	100.00	Nigeria
Poland Legnica Sourcing Center Sp. z o.o	Non-ferrous metal Smetling	—	—	—	100.00	—	100.00	Poland
POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD.	Extraction of Crude petroleum and Natural gas	—	—	—	—	100.00	100.00	Malaysia
AGPA PTE. LTD.	Holding company	—	—	—	—	100.00	100.00	Singapore
POSCO AMERICA COMERCIALIZADORA S DE RL DE CV	Workforce services	—	100.00	100.00	—	—	—	Mexico
POSCO(Guangdong) Automotive Steel Co., Ltd.	Vehicle steel manufacturing and sales	83.64	10.00	93.64	—	—	—	China
POSCO E&C Mongolia	Construction and engineering service	—	100.00	100.00	—	—	—	Mongolia
POSCO INTERNATIONAL POWER (PNGPOM) LTD.	Electricity production	—	100.00	100.00	—	—	—	Papua New Guinea
DAESAN (CAMBODIA) Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	—	—	Cambodia

Details of Non-controlling Interest
(c)	Details of non-controlling interest as of and for the years ended December 31, 2019, 2020 and 2021 are as follows:

1)	December 31, 2019

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL CO., LTD	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ICT	Others	Total
Current assets	￦	4,396,683	520,057	624,017	4,242,954	441,208	8,062,428	18,287,347
Non-current assets		4,186,197	2,723,254	1,050,406	1,808,919	210,037	4,740,887	14,719,700
Current liabilities		(3,013,269)	(1,570,204)	(236,968)	(2,734,305)	(262,265)	(7,672,691)	(15,489,702)
Non-current liabilities		(2,087,769)	(1,590,810)	(462,361)	(786,191)	(38,836)	(2,095,797)	(7,061,764)
Equity		3,481,842	82,297	975,094	2,531,377	350,144	3,034,827	10,455,581
Non-controlling interests		1,290,600	24,689	377,770	1,194,833	121,213	1,124,381	4,133,486
Sales		22,745,239	1,906,302	1,434,507	7,625,389	925,551	22,975,605	57,612,593
Profit (loss) for the period		199,721	(146,975)	94,481	330,298	32,954	(587,146)	(76,667)
Profit (loss) attributable to non-controlling interests		74,030	(44,093)	36,604	155,904	11,408	(89,676)	144,177
Cash flows from operating activities		580,372	61,398	22,794	24,636	21,571	(16,324)	694,447
Cash flows from investing activities		(40,264)	(7,173)	(111,996)	(6,620)	(2,129)	31,057	(137,125)
Cash flows from financing activities (before dividends to non-controlling interest)		(502,801)	(53,890)	134,609	(25,448)	(336)	(4,295)	(452,161)
Dividends to non-controlling interest		(27,432)	—	(9,451)	(9,867)	(2,628)	(11,079)	(60,457)
Effect of exchange rate fluctuation on cash held		1,736	25	(7)	1,401	(47)	3,931	7,039
Net increase (decrease) in cash and cash equivalents		11,611	360	35,949	(15,898)	16,431	3,290	51,743
2)	December 31, 2020

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL CO., LTD	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ICT	Others	Total
Current assets	￦	3,992,996	503,633	774,817	4,614,481	465,158	7,207,141	17,558,226
Non-current assets		3,410,528	2,366,359	1,229,349	1,823,229	187,415	4,789,484	13,806,364
Current liabilities		(2,649,187)	(1,722,805)	(203,443)	(2,933,668)	(278,335)	(6,354,111)	(14,141,549)
Non-current liabilities		(1,816,160)	(1,235,948)	(833,857)	(978,672)	(24,132)	(1,727,139)	(6,615,908)
Equity		2,938,177	(88,761)	966,866	2,525,370	350,106	3,915,375	10,607,133
Non-controlling interests		1,089,082	(26,628)	374,582	1,191,998	121,200	1,330,280	4,080,514
Sales		19,230,652	1,691,310	1,524,146	6,943,725	935,958	21,059,978	51,385,769
Profit (loss) for the period		173,155	(179,403)	29,720	315,139	8,961	(44,660)	302,912
Profit (loss) attributable to non-controlling interests		64,183	(53,821)	11,514	148,748	3,102	(19,899)	153,827
Cash flows from operating activities		324,822	62,276	11,021	451,803	21,403	123,108	994,433
Cash flows from investing activities		(38,535)	212	(162,861)	(398,937)	(4,841)	(93,565)	(698,527)
Cash flows from financing activities (before dividends to non-controlling interest)		(99,765)	(45,207)	122,736	9,475	(302)	(192,311)	(205,374)
Dividends to non-controlling interest		(32,004)	—	(9,451)	(9,867)	(2,628)	(6,102)	(60,052)
Effect of exchange rate fluctuation on cash held		(2,425)	(1,421)	(398)	(2,220)	(74)	702	(5,836)
Net increase (decrease) in cash and cash equivalents		152,093	15,860	(38,953)	50,254	13,558	(168,168)	24,644

3)	December 31, 2021

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL CO., LTD.	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ICT	Others	Total
Current assets	￦	5,952,771	968,129	2,071,307	5,221,691	423,422	9,496,214	24,133,534
Non-current assets		3,322,590	2,388,139	1,708,558	1,929,362	185,508	4,772,409	14,306,566
Current liabilities		(4,537,785)	(1,155,003)	(604,333)	(3,100,971)	(263,794)	(7,918,852)	(17,580,738)
Non-current liabilities		(1,666,455)	(1,778,668)	(835,222)	(1,306,648)	(10,051)	(1,706,779)	(7,303,823)
Equity		3,071,121	422,597	2,340,310	2,743,434	335,085	4,642,992	13,555,539
Non-controlling interests		1,138,360	126,779	942,660	1,294,925	116,000	1,542,960	5,161,684
Sales		30,545,740	2,694,601	1,939,524	6,693,933	832,127	28,538,963	71,244,888
Profit (loss) for the period		223,845	500,801	128,960	266,821	(18,802)	690,197	1,791,822
Profit (loss) attributable to non-controlling interests		82,972	150,240	51,944	125,942	(6,509)	189,590	594,179
Cash flows from operating activities		(235,359)	151,393	36,745	113,021	(18,494)	130,828	178,134
Cash flows from investing activities		(91,619)	(4,022)	(639,965)	(243,463)	(17,309)	(86,585)	(1,082,963)
Cash flows from financing activities (before dividends to non-controlling interest)		279,529	(81,187)	595,521	36,359	(226)	9,604	839,600
Dividend to non-controlling interest		(32,004)	—	(7,370)	(9,867)	(2,628)	(7,671)	(59,540)
Effect of exchange rate fluctuation on cash held		1,937	3,916	6	3,048	3	6,216	15,126
Net increase (decrease) in cash and cash equivalents		(77,516)	70,100	(15,063)	(100,902)	(38,654)	52,392	(109,643)

Details of Associates
(d)	Details of associates and joint ventures

1)	Associates
Details of associates as of December 31, 2020 and 2021 are as follows:

		Ownership (%)		Region
Investee	Category of business	2020	2021
[Domestic]
New Songdo International City Development, LLC	Real estate rental	29.90	29.90	Incheon
Gale International Korea, LLC	Real estate rental	29.90	29.90	Incheon
SNNC	Raw material manufacturing and sales	49.00	49.00	Gwangyang
KONES, Corp.	Technical service	26.72	26.72	Gyeongju
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	Real estate development	29.53	29.53	Chungju
DAEHO GLOBAL MANAGEMENT CO., LTD.	Investment advisory service	35.82	35.82	Pohang
Mokpo Deayang Industrial Corporation	Real estate development and rental	27.40	27.40	Mokpo
Gunggi Green Energy(*1)	Electricity generation	19.00	19.00	Hwaseong
Pohang Special Welding Co.,Ltd.	Welding material and tools manufacturing and sales	50.00	50.00	Pohang
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund(*3)	Investment in new technologies	12.50	—	Seoul
EQP POSCO Global NO1 Natural Resources Private Equity Fund	Investment in new technologies	36.34	42.82	Seoul
KC Chemicals CORP.(*1)	Machinery manufacturing	19.00	19.00	Hwaseong
POSTECH Social Enterprise Fund(*1)	Investment in new technologies	9.17	9.17	Seoul
QSONE Co.,Ltd.	Real estate rental and facility management	50.00	50.00	Seoul
Chun-cheon Energy Co., Ltd	Electricity generation	49.10	49.10	Chuncheon
Keystone NO.1 Private Equity Fund(*3)	Private equity financial	52.58	—	Seoul
Noeul Green Energy(*1)	Electricity generation	10.00	10.00	Seoul
Posco-IDV Growth Ladder IP Fund(*1)	Investment in new technologies	17.86	17.86	Seoul
Daesung Steel(*1)	Steel sales	17.54	17.54	Busan
Pohang E&E Co., LTD	Investment in waste energy	30.00	30.00	Pohang
POSCO Energy Valley Fund	Investment in new technologies	20.00	20.00	Pohang
Hyundai Invest Guggenheim CLO Qualified Private Special Asset Trust No.2	Investment in new technologies	38.45	38.47	Seoul
Posco Agri-Food Export Fund	Investment in new technologies	30.00	30.00	Seoul
Posco Culture Contents Fund	Investment in new technologies	31.67	31.67	Seoul
PCC_Centroid 1st Fund(*3)	Investment in new technologies	24.10	—	Seoul
PCC Amberstone Private Equity Fund 1(*1)	Investment in new technologies	8.80	8.80	Seoul
UITrans LRT Co., Ltd.	Transporting	38.19	38.19	Seoul
POSCO Advanced Technical Staff Fund(*1)	Investment in new technologies	15.87	15.87	Seoul
POSCO 4th Industrial Revolution Fund	Investment in new technologies	20.00	20.00	Seoul
Pureun Tongyeong Enviro Co., Ltd.	Sewerage treatment	20.40	20.40	Tongyeong
Pure Gimpo Co., Ltd.	Construction	28.79	28.79	Gimpo
Posgreen Co., Ltd.(*1)	Lime and plaster manufacturing	19.00	19.00	Gwangyang
Clean Iksan Co., Ltd.	Construction	23.50	23.50	Iksan
Innovalley Co., Ltd.	Real estate development	28.77	28.77	Yongin
BLUE OCEAN Private Equity Fund	Private equity financial	27.52	27.52	Seoul
Western Inland highway CO.,LTD.	Construction	29.82	20.39	Incheon
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.)(*5)	Investment in Expressway	21.27	23.27	Incheon
INNOPOLIS Job Creation Fund II(*1)	Investment in new technologies	6.13	6.13	Seoul

		Ownership (%)		Region
Investee	Category of business	2020	2021
[Domestic]
Samcheok Blue Power Co.,Ltd.	Generation of electricity	34.00	34.00	Samcheok
INKOTECH, INC.(*1)	Electricity generation and sales	10.00	10.00	Seoul
PCC Social Enterprise Fund II(*1)	Investment in new technologies business	16.67	16.67	Seoul
PCC Amberstone Private Equity Fund II(*1)	Private equity trust	19.91	19.91	Seoul
NEXTRAIN Co.,Ltd(*4)	Service maintenance and management	21.26	—	Incheon
TK CHEMICAL CORPORATION(*4)	Chemical	5.01	—	Daegu
PCC-Conar No.1 Fund(*1)	Investment in new technologies business	13.64	14.68	Pohang
HYOCHUN Co., Ltd(*1)	Screen door operation and other	18.00	18.00	Seoul
RPSD Project Co., Ltd	Real estate development	29.00	29.00	Incheon
PCC EV Fund(*1)	Investment in new technologies business	18.18	18.18	Pohang
IBKC-PCC 1st Fund(*1)	Investment in new technologies business	18.18	18.18	Pohang
2019 PCC Materials and Parts Fund(*1)	Investment in new technologies business	8.70	8.70	Pohang
Shinahn wind Power generation(*4)	Electric, gas, steam	19.00	—	Suwon
2019 PCC New technology Fund(*3)	Investment in new technologies business	4.76	—	Pohang
PCC-Woori LP secondary Fund(*1)	Investment in new technologies business	18.85	18.85	Pohang
KPGE Inc.	Wholesales and retail, generator material, trade	25.00	25.00	Busan
CURO CO.,LTD.(*1)	Manufacturing, construction	0.54	0.54	Ulsan
The Blue Gimpo Co., Ltd.(*4)	Construction and engineering service	33.33	—	Incheon
Link City PFV Inc.	Contruction, housing construction and sales	44.00	44.00	Uijeongbu
BNH-POSCO Bio Healthcare Fund(*1)	Investment in new technologies business	18.14	18.14	Pohang
PCC-BM Project Fund(*1)	Investment in new technologies business	8.77	8.77	Pohang
Energy Innovation Fund I(*1)	Investment in new technologies business	10.11	10.11	Pohang
ConsusPSdevelopment Professional Private Real Estate Fund	Real estate development	50.00	50.00	Seoul
POSTECH Holdings 4th Fund	Private Investment Association	40.00	40.00	Pohang
SNU STH IP Fund	Private Investment Association	33.33	33.33	Seoul
PCC-BM Project Fund 2(*1)	Investment in new technologies business	13.70	13.70	Pohang
G&G Technology Innovation Fund No.1(*1)	Investment in new technologies business	13.97	13.97	Seongnam
NPX-PCC Edutech Fund(*1)	Investment in new technologies business	19.96	19.96	Pohang
C&-PCC I Fund(*1)	Investment in new technologies business	0.68	0.68	Pohang
2020 POSCO-MOORIM Bio New Technology Fund(*1)	Investment in new technologies business	5.00	5.00	Pohang
PCC-KAI Secondary I Fund(*1)	Investment in new technologies business	19.12	19.12	Seoul
Human Eco-Land Co., Ltd.(*2)	Sewage facilities management	—	27.95	Ansan
2021 PCC Bio New Technology Fund(*1,2)	Investment in new technologies	—	5.45	Pohang
Consus BG Private Real Estate Fund No.2(*2)	Real estate development	—	50.00	Seoul
Consus OS Private Real Estate Fund(*2)	Real estate development	—	50.00	Seoul
Consus NewDeal Infra Development Specialized Private Special Asset Investment Trust 1(*2)	Investment Association	—	40.00	Seoul
Hybrid ESG Secondary Fund No.1(*1,2)	Investment Association	—	18.27	Pohang
[Foreign]
VSC POSCO Steel Corporation	Steel processing and sales	50.00	50.00	Vietnam
POSCHROME (PROPRIETARY) LIMITED	Raw material manufacturing and sales	50.00	50.00	South Africa
CAML RESOURCES PTY LTD	Raw material manufacturing and sales	33.34	33.34	Australia
Nickel Mining Company SAS	Raw material manufacturing and sales	49.00	49.00	New Caledonia
PT. Wampu Electric Power	Construction and civil engineering	20.00	20.00	Indonesia
POSK(Pinghu) Steel Processing Center Co., Ltd.	Steel processing and sales	20.00	20.00	China
PT.INDONESIA POS CHEMTECH CHOSUN Ref	Refractory manufacturing and sales	30.19	30.19	Indonesia

		Ownership (%)		Region
Investee	Category of business	2020	2021
[Foreign]
NS-Thainox Auto Co., Ltd.	Steel manufacturing and sales	49.00	49.00	Thailand
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	Tinplate manufacturing and sales	34.00	34.00	China
PT. Tanggamus Electric Power(*1)	Construction and civil engineering	17.50	17.50	Indonesia
LLP POSUK Titanium	Titanium manufacturing and sales	35.30	35.30	Kazakhstan
LI3 ENERGY INC(*4)	Resource development	26.06	—	Peru
IMFA ALLOYS FINLEASE LTD	Raw material manufacturing and sales	24.00	24.00	India
KRAKATAU POS-CHEM DONG-SUH CHEMICAL(*1)	Chemical by-product manufacturing and sales	19.00	19.00	Indonesia
9404-5515 Quebec Inc.(*1)	Investments management	10.40	10.40	Canada
Hamparan Mulya	Resource development	45.00	45.00	Indonesia
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd.	Steel manufacturing and sales	25.00	25.00	China
Eureka Moly LLC	Raw material manufacturing and sales	20.00	20.00	USA
PT. Batutua Tembaga Raya(*4)	Raw material manufacturing and sales	22.00	—	Indonesia
KIRIN VIETNAM CO., LTD(*1)	Panel manufacturing	19.00	19.00	Vietnam
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	Steel processing and sales	25.00	25.00	China
POS-SeAH Steel Wire (Thailand) Co., Ltd.	Steel manufacturing and sales	25.00	25.00	Thailand
Jupiter Mines Limited(*1)	Resource development	6.89	6.89	Australia
SAMHWAN VINA CO., LTD(*1)	Steel manufacturing and sales	19.00	19.00	Vietnam
Saudi-Korean Company for Maintenance Properties Management LLC(*1)	Building management	19.00	19.00	Saudi Arabia
NCR LLC	Coal sales	29.40	22.10	Canada
AMCI (WA) PTY LTD	Iron ore sales & mine development	49.00	49.00	Australia
SHANGHAI LANSHENG DAEWOO CORP.	Trading	49.00	49.00	China
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.	Trading	49.00	49.00	China
General Medicines Company Ltd.	Medicine manufacturing and sales	33.00	33.00	Sudan
KOREA LNG LTD.	Gas production and sales	20.00	20.00	England
AES-VCM Mong Duong Power Company Limited	Electricity generation	30.00	30.00	Vietnam
South-East Asia Gas Pipeline Company Ltd.	Pipeline construction and management	25.04	25.04	Myanmar
GLOBAL KOMSCO Daewoo LLC	Cotton celluloid manufacturing and sales	35.00	35.00	Uzbekistan
POSCO-Poggenamp Electrical Steel Pvt. Ltd.	Steel processing and sales	26.00	26.00	India
Qingdao Pohang DGENX Stainless SteelPipeCo., Ltd	Exhaust meter manufacturing	40.00	40.00	China
SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD(*1)	Medicine production	3.42	3.42	Vietnam
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	Cathode material Production	40.00	40.00	China
MONG DUONG FINANCE HOLDINGS B.V.	Financial Holdings	30.00	30.00	Netherlands
FQM Australia Holdings Pty Ltd(*2)	Non-ferrous metal Mining	—	30.00	Australia
Qingdao ZhongShou New Energy Technology Co.,Ltd (*1,2)	Artificial Graphite manufacturing	—	19.09	China
Black Rock Mining LTD(*1,2)	Mining	—	14.81	Australia

(*1)	The Company has less than 20% of the voting rights; however, the Company has determined that it has significant influence because it has meaningful representation on the board of the investee.
(*2)	During the year ended December 31, 2021, the entity was newly classified to associates.
(*3)	During the year ended December 31, 2021, the entity was excluded from associates due to liquidation.
(*4)	During the year ended December 31, 2021, the entity was excluded from associates due to sale of interest, etc.
(*5)	During the year ended December 31, 2021, Metropolitan Outer Ring Expressway co., ltd. changed its name to Pocheon-Hwado Highway Corp.

Details of Joint Ventures
2)	Joint ventures
Details of joint ventures as of December 31, 2020 and 2021 are as follows:

		Ownership (%)
Investee	Category of business	2020	2021	Region
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	Steel processing and sales	60.00	60.00	Gwangyang
POSCO-SGI Falcon Pharmaceutic Bio Secondary Fund 1(*1)	Investment in new technologies	25.00	—	Seoul
POSCO-KB Shipbuilding Restructuring Fund	Investment in new technologies	18.75	18.75	Seoul
POSCO-NSC Venture Fund	Investment in new technologies	16.67	16.67	Seoul
PoscoPlutus Project 3rd Project fund	Investment in new technologies	5.96	5.96	Seoul
PCC Bio 2nd Fund	Investment in new technologies	19.72	19.72	Seoul
PCC Material 3rd Fund(*1)	Investment in new technologies	2.38	—	Seoul
Union PCC Portfolio Fund	Investment in new technologies	14.12	14.12	Seoul
[Foreign]
KOBRASCO	Steel materials manufacturing and sales	50.00	50.00	Brazil
PT. POSMI Steel Indonesia	Steel processing and sales	36.69	36.69	Indonesia
CSP—Compania Siderurgica do Pecem	Steel manufacturing and sales	20.00	20.00	Brazil
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	Steel processing and sales	25.00	25.00	China
POSCO-SAMSUNG-Slovakia Processing Center	Steel processing and sales	30.00	30.00	Slovakia
YULCHON MEXICO S.A. DE C.V.	Tube for automobile manufacturing	11.85	11.85	Mexico
Hyunson Engineering & Construction HYENCO	Construction	4.89	4.89	Algeria
POSCO E&C Saudi Arabia	Civil engineering and construction	40.00	40.00	Saudi Arabia
Pos-Austem Suzhou Automotive Co., Ltd	Automotive parts manufacturing	19.90	19.90	China
POS-InfraAuto (Suzhou) Co., Ltd	Automotive parts manufacturing	16.20	16.20	China
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD	Automotive parts manufacturing	11.10	11.10	China
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD	Automotive parts manufacturing	7.43	7.43	China
Kwanika Copper Corporation	Energy & resource development	34.04	34.04	Canada
DMSA/AMSA	Energy & resource development	4.27	3.89	Madagascar
Roy Hill Holdings Pty Ltd	Energy & resource development	12.50	12.50	Australia
POSCO-NPS Niobium LLC	Mine development	50.00	50.00	USA
HBIS-POSCO Automotive Steel Co., Ltd(*2)	Steel manufacturing and sales	—	50.00	China
POSCO(Guangdong) Automotive Steel Co., Ltd.(*2)	Vehicle steel manufacturing and sales	—	10.00	China

(*1)	Excluded from joint ventures due to liquidation during the year ended December 31, 2021.
(*2)	During the year ended December 31, 2021, the entity was newly classified to joint ventures.

Consolidated Subsidiaries Acquired or Newly Established
(e)	Newly included subsidiaries
Consolidated subsidiaries acquired or newly established during the year ended December 31, 2021 are as follows:

Company	Date of addition	Ownership (%)	Reason
Poland Legnica Sourcing Center Sp. z o.o	February 2021	100.00	New establishment
POSCO Lithium Solution Co., Ltd.	April 2021	100.00	New establishment
POSCO-HY Clean Metal Co., Ltd.	May 2021	65.00	New establishment
Consus Pf private Real Estate Fund	October 2021	66.67	New establishment
New Energy Hub	October 2021	100.00	New establishment
POSCO INTERNATIONAL E&P MALAYSIA SDN.BHD.	November 2021	100.00	New establishment
Posco Busan Newdeal Fund	December 2021	32.00	New establishment
AGPA PTE. LTD.	December 2021	100.00	New establishment
Shinan Green Energy Co., LTD	December 2021	54.53	Acquisition of control

Subsidiaries That Were Excluded From Consolidation
(f)	Loss of controls
Subsidiaries for which the Company has lost control during the year ended December 31, 2021 are as follows:

Company	Date of exclusion	Reason
POSCO E&C Mongolia	January 2021	Liquidation
Suncheon Eco Trans Co. Ltd	May 2021	Loss of Control due to filing for bankruptcy
POSCO AMERICA COMERCIALIZADORA S DE RL DE CV	July 2021	Merged into POSCO INTERNATIONAL MEXICO S.A. de C.V
DAESAN (CAMBODIA) Co., Ltd.	October 2021	Liquidation
POSCO(Guangdong) Automotive Steel Co., Ltd.	December 2021	Loss of Control due to contributing interests into HBIS-POSCO Automotive Steel Co. Ltd
POSCO INTERNATIONAL POWER (PNGPOM) LTD.	December 2021	Liquidation